COMMITMENTS AND CONTINGENCIES (Details)	1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended
	Jan. 31, 2017 USD ($)	Jun. 30, 2018 USD ($) State Territory	Jun. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) State Territory
Leases [Abstract]
Rent expense		$ 486,538	$ 428,840	$ 714,929	$ 927,138
Future Minimum Rental Payments [Abstract]
2018		682,730			682,730
2019		1,202,361			1,202,361
2020		918,872			918,872
2021		822,439			822,439
2022		738,385			738,385
2023		753,692			753,692
Thereafter		1,438,239			1,438,239
Total		$ 6,556,718			$ 6,556,718
Contingencies [Abstract]
Number of states in which entity operates | State		50			50
Number of territories in which entity operates | Territory		2			2
Predecessor Company [Member]
Leases [Abstract]
Rent expense	$ 135,636